Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2026	Feb. 01, 2025	Feb. 03, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
Under rules adopted pursuant to the Dodd-Frank Act, we are required to disclose certain information about the relationship between the compensation actually paid to our named executive officers and certain measures of company performance. The material that follows is provided in compliance with these rules; however, additional information regarding our compensation philosophy, the structure of our performance-based compensation programs, and compensation decisions made this year is described above in our “Executive Compensation Discussion and Analysis.”
The following table contains information pertaining to executive compensation actually paid and certain financial performance of the Company for our Principal Executive Officers (PEOs) and other NEOs
(Non-PEO
NEOs) who served during the relevant fiscal years calculated in accordance with Item 402(v) of SEC Regulation
S-K.
The pay versus performance information herein was not considered in making compensation decisions for the years presen ted.

							Value of Initial Fixed $100 investment based on:

Fiscal Year	Summary Compensation Table Total for PEO, Mr. Bickley	Compensation Actually Paid (“CAP”) to PEO, Mr. Bickley	Summary Compensation Table Total for PEO, Ms. Ardrey	Compensation Actually Paid (“CAP”) to PEO, Ms. Ardrey	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid (“CAP”) to Non-PEO NEOs (1)	Total Shareholder Return (“TSR”)	Peer Group Total Shareholder Return (2)	GAAP Net (Loss) Income ($ in millions) (3)	Adjusted EPS ($)

2026	$1,804,108	$1,972,112	$3,228,963	$20,886	$1,063,785	$556,817	$28.39	$54.60	$(47.8)	$(0.59) (4)

2025	N/A	N/A	2,360,009	(276,237)	849,335	349,955	39.02	62.76	(62.2)	(0.64) (5)

2024	N/A	N/A	1,976,075	3,404,946	1,463,940	1,528,470	92.76	58.68	7.8	0.55 (6)

(1)
The
non-PEO
NEOs include the following for each of the fiscal years presented: fiscal 2026, Mr. Layding, Mr. Schwindle, Mr. Dely, Ms. Hiatt, and Ms. Paraie; fiscal 2025: Mr. Schwindle, Mr. Dely, Ms. Hiatt, and Ms. Hines; fiscal 2024: Mr. Schwindle, Mr. Enwright, Mr. Dely, and Ms. Hiatt.

(2)	Represents the S&P 500 Apparel, Accessories, and Luxury Goods Index.
(3)	Refer to the Financial Results within the Proxy Summary of this document for an explanation of items impacting comparability of the GAAP net (loss) income for each of the years presented.
(4)
During fiscal 2026, Vera Bradley, Inc. GAAP diluted EPS
from continuing operations
of ($1.17) was impacted by
pre-tax
charges of $4.5 million for severance charges; $1.7 million for consulting and professional fees primarily associated with strategic initiatives; $1.2 million for professional fees associated with the sale of Pura Vida; $1.0 million for PPE impairment charges; $0.9 million for transformation initiatives; $0.6 million for PO cancellation fees; and $0.3 million for inventory write-off
associated with the sale of Pua Vida. These results also include a total tax impact of $6.1 million adjusted to reflect the tax benefit calculated using a 26% statutory rate applied to the non-GAAP
pre-tax
loss. The
net-of-tax
impact totaled $16.3 million. Collectively, these charges negatively impacted EPS by approximately $0.58 in fiscal 2026.

(5)
During fiscal 2025, Vera Bradley, Inc. GAAP diluted EPS of ($2.15) was impacted by pre-tax
charges of $6.2 million of intangible asset impairment charges, $3.9 million of severance charges, $2.6 million of PPE impairment charges, $1.3 million for the amortization of definite-lived intangible assets, $1.2 million of Project Restoration initiatives, $1.1 million of consulting and professional fees primarily associated with strategic initiatives, $1.1 million for software abandonment, $0.8 million of one-time
vendor charges, and total tax impacts of $25.5 million for tax effects of these items plus a full valuation allowance against all net deferred tax assets, resulting in a total net-of-tax
impact of $43.7 million. Collectively, these charges negatively impacted EPS by approximately $1.51 in fiscal 2025.

(6)
During fiscal 2024, Vera Bradley, Inc. GAAP diluted EPS of $0.25 was negatively impacted by pre-tax
charges of $5.4 million of intangible asset impairment charges, $2.9 million for the amortization of definite-lived intangible assets, $2.9 million of severance charges, and $0.9 million of consulting and professional fees primarily associated with strategic initiatives. These results also include a total tax impact of ($2.7) million associated with the pre-tax
items listed above, resulting in a $9.4 million
net-of-tax
impact. Collectively, these charges negatively impacted EPS by approximately $0.30 in fiscal 2024. Collectively, these charges negatively impacted EPS by approximately $0.30 in fiscal 2024.

CAP in the table above is calculated by adjusting the Summary Compensation Table (“SCT”) totals for the following items:
For PEO, Mr. Bickley:

Fiscal Year	SCT Total for PEO, Mr. Bickley	Less: Grant Date Fair Value of Equity Awards in SCT	Plus: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year	Plus: Fair Value of Equity Awards Vested and Granted During the Year	Plus (Less): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Plus (Less): Change in Fair Value from the Prior Year for Equity Awards Granted in Prior Year that Vested	Less: Fair Value from the Prior Year for Equity Awards Forfeited	Total—CAP

2026	$1,804,108	$(1,499,999)	$1,688,002	$—	$—	$—	$—	$1,972,112

For
PEO, Ms. Ardrey:

Fiscal Year	SCT Total for PEO, Ms. Ardrey	Less: Grant Date Fair Value of Equity Awards in SCT	Plus: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year	Plus: Fair Value of Equity Awards Vested and Granted During the Year	Plus (Less): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Plus (Less): Change in Fair Value from the Prior Year for Equity Awards Granted in Prior Year that Vested		Less: Fair Value from the Prior Year for Equity Awards Forfeited	Total—CAP

2026	$3,228,963	$(699,999)	$—	$—	$(203,864)	$	( 97, 409 )	$(2,206,806)	$20,886

2025	2,360,009	(1,400,005)	781,495	—	(1,744,513)		(273,222)	—	(276,237)

2024	1,976,075	—	—	—	1,257,988		170,883	—	3,404,946
For the average of
non-PEO
NEOs:

Fiscal Year	SCT Total for NEOs	Less: Grant Date Fair Value of Equity Awards in SCT	Plus: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year	Plus: Fair Value of Equity Awards Vested and Granted During the Year	Plus (Less): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Plus (Less): Change in Fair Value from the Prior Year for Equity Awards Granted in Prior Year that Vested	Less: Fair Value from the Prior Year for Equity Awards Forfeited	Total—CAP

2026	$1,063,785	$(456,251)	$281,045	$—	$ (90,941)	$(47,806)	$(215,750)	$556,817

2025	849,335	(356,252)	184,907	—	(404,315)	(33,065)	—	349,955

2024	1,463,940	(453,748)	601,877	—	44,327	14,569	(142,495)	1,528,470

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote	The
non-PEO
	NEOs include the following for each of the fiscal years presented: fiscal 2026, Mr. Layding, Mr. Schwindle, Mr. Dely, Ms. Hiatt, and Ms. Paraie; fiscal 2025: Mr. Schwindle, Mr. Dely, Ms. Hiatt, and Ms. Hines; fiscal 2024: Mr. Schwindle, Mr. Enwright, Mr. Dely, and Ms. Hiatt.
Peer Group Issuers, Footnote	Represents the S&P 500 Apparel, Accessories, and Luxury Goods Index.
Adjustment To PEO Compensation, Footnote
CAP in the table above is calculated by adjusting the Summary Compensation Table (“SCT”) totals for the following items:
For PEO, Mr. Bickley:

Fiscal Year	SCT Total for PEO, Mr. Bickley	Less: Grant Date Fair Value of Equity Awards in SCT	Plus: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year	Plus: Fair Value of Equity Awards Vested and Granted During the Year	Plus (Less): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Plus (Less): Change in Fair Value from the Prior Year for Equity Awards Granted in Prior Year that Vested	Less: Fair Value from the Prior Year for Equity Awards Forfeited	Total—CAP

2026	$1,804,108	$(1,499,999)	$1,688,002	$—	$—	$—	$—	$1,972,112

For
PEO, Ms. Ardrey:

Fiscal Year	SCT Total for PEO, Ms. Ardrey	Less: Grant Date Fair Value of Equity Awards in SCT	Plus: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year	Plus: Fair Value of Equity Awards Vested and Granted During the Year	Plus (Less): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Plus (Less): Change in Fair Value from the Prior Year for Equity Awards Granted in Prior Year that Vested		Less: Fair Value from the Prior Year for Equity Awards Forfeited	Total—CAP

2026	$3,228,963	$(699,999)	$—	$—	$(203,864)	$	( 97, 409 )	$(2,206,806)	$20,886

2025	2,360,009	(1,400,005)	781,495	—	(1,744,513)		(273,222)	—	(276,237)

2024	1,976,075	—	—	—	1,257,988		170,883	—	3,404,946

Non-PEO NEO Average Total Compensation Amount	$ 1,063,785	$ 849,335	$ 1,463,940
Non-PEO NEO Average Compensation Actually Paid Amount	$ 556,817	349,955	1,528,470
Adjustment to Non-PEO NEO Compensation Footnote
For the average of
non-PEO
NEOs:

Fiscal Year	SCT Total for NEOs	Less: Grant Date Fair Value of Equity Awards in SCT	Plus: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year	Plus: Fair Value of Equity Awards Vested and Granted During the Year	Plus (Less): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Plus (Less): Change in Fair Value from the Prior Year for Equity Awards Granted in Prior Year that Vested	Less: Fair Value from the Prior Year for Equity Awards Forfeited	Total—CAP

2026	$1,063,785	$(456,251)	$281,045	$—	$ (90,941)	$(47,806)	$(215,750)	$556,817

2025	849,335	(356,252)	184,907	—	(404,315)	(33,065)	—	349,955

2024	1,463,940	(453,748)	601,877	—	44,327	14,569	(142,495)	1,528,470

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following details an unranked list of the financial measures we believe to be the
most important measures used to
link
executive compensation actually paid to Company performance for fiscal 2026:

Net Revenue
Adjusted Operating Income
Adjusted EPS
Adjusted EBITDA

Total Shareholder Return Amount	$ 28.39	39.02	92.76
Peer Group Total Shareholder Return Amount	54.6	62.76	58.68
Net Income (Loss)	$ (47,800,000)	$ (62,200,000)	$ 7,800,000
Company Selected Measure Amount	(0.59)	(0.64)	0.55
Goodwill and Intangible Asset Impairment Charges		$ 6.2	$ 5,400,000
Severance and Retention Charges	$ 4,500,000	3,900,000	2,900,000
Consulting and Professional Fees	1,700,000	$ 1,100,000	$ 900,000
Amortization	$ 1,200,000
Earnings Per Share	$ (1.17)	$ (2.15)	$ 0.25
Cancellation fees	$ 600,000
Adjustments to GAAP Earnings Per Share	$ 0.58	$ 1.51	$ 0.3
Netoftax impact	$ 16,300,000	$ 43,700,000	$ 9,400,000
Amortization of definitelived intangible assets		1,300,000	2,900,000
Total Tax Impacts	6,100,000	25,500,000	2,700,000
PPE Impairment Charges	1,000,000	2,600,000
Project Restoration Initiatives		1,200,000
Software Abandonment		1,100,000
onetime vendor charges		800,000
Transformation Initiatives	$ 900,000
Measure:: 1
Pay vs Performance Disclosure
Name	Net Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Ms. Ardrey [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,228,963	2,360,009	1,976,075
PEO Actually Paid Compensation Amount	$ 20,886	(276,237)	3,404,946
PEO Name	Ms. Ardrey
Mr. Bickley [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,804,108
PEO Actually Paid Compensation Amount	$ 1,972,112
PEO Name	Mr. Bickley
PEO | Ms. Ardrey [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (699,999)	(1,400,005)
PEO | Ms. Ardrey [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		781,495
PEO | Ms. Ardrey [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(203,864)	(1,744,513)	1,257,988
PEO | Ms. Ardrey [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(97,409)	(273,222)	170,883
PEO | Ms. Ardrey [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,206,806)
PEO | Mr. Bickley [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,499,999)
PEO | Mr. Bickley [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,688,002
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(456,251)	(356,252)	(453,748)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	281,045	184,907	601,877
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(90,941)	(404,315)	44,327
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(47,806)	$ (33,065)	14,569
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (215,750)		$ (142,495)